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                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                     (SERIES PORTFOLIOS OF AIM STOCK FUNDS)

                       Supplement B dated March 31, 2006
       to the Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005, January 31, 2006,
                      February 24, 2006 and March 31, 2006


The following information is added after the last bullet point appearing under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:


     "o  A I M Management Group Inc. and its affiliates."